Information concerning the Group's Consolidated Operations (Tables)	12 Months Ended
Dec. 31, 2024
Text block1 [abstract]
Revenues By Country of Origin and Other Income

Revenues by country of origin and other income

	For the year ended December 31,
	2022	2023	2024
	$ in thousands
From France	19,171	755	41,505
From other European countries	-	-	-
From USA	-	-
Revenues	19,171	755	41,505
Research tax credit subsidy	6,546	6,582	6,447
Other subsidies and other	7	1,856	1,265
Other income	6,553	8,438	7,712
Total revenues and other income	25,725	9,193	49,217

Revenues by Nature

Revenues by nature

	For the year ended December 31,
	2022	2023	2024
	$ in thousands
Collaboration agreements	18,230	-	40,898
Licenses	686	605	503
Products & services	255	150	105
Total revenues	19,171	755	41,505

Details of Operating Expenses by Nature

Details of operating expenses by nature

	For the year ended December 31,
Cost of revenue	2022	2023	2024

Royalty expenses	(1,772)	(737)	-
Cost of revenue	(1,772)	(737)	-

	For the year ended December 31,
Research and development expenses	2022	2023	2024

Wages and salaries	(38,523)	(32,936)	(31,945)
Social charges on stock option grants	10	(270)	(280)
Non-cash stock-based compensation expense	(4,098)	(3,952)	(2,028)
Personnel expenses	(42,610)	(37,158)	(34,253)
Purchases and external expenses	(37,736)	(32,996)	(36,611)
Depreciation and amortization expenses (incl. right of use amortization)	(16,579)	(16,511)	(18,391)
Other	(575)	(981)	(1,281)
Total research and development expenses	(97,501)	(87,646)	(90,536)

	For the year ended December 31,
Selling, general and administrative expenses	2022	2023	2024

Wages and salaries	(5,686)	(5,994)	(6,247)
Social charges on stock option grants	(43)	(106)	(107)
Non-cash stock-based compensation expense	(1,945)	(1,281)	(1,139)
Personnel expenses	(7,674)	(7,381)	(7,493)
Purchases and external expenses	(6,712)	(6,682)	(9,182)
Depreciation and amortization expenses (incl. right of use amortization)	(1,887)	(2,012)	(1,483)
Other	(1,221)	(738)	(927)
Total selling, general and administrative expenses	(17,494)	(16,812)	(19,085)

	For the year ended December 31,
Personnel expenses	2022	2023	2024

Wages and salaries	(44,209)	(38,930)	(38,192)
Social charges on stock option grants	(33)	(376)	(387)
Non-cash stock-based compensation expense	(6,043)	(5,233)	(3,167)
Total personnel expenses	(50,285)	(44,539)	(41,746)

	For the year ended December 31,
	2022	2023	2024

Other operating income (expense)	1,377	(1,300)	849

Details of Financial Income and Expenses

Details of financial income and expenses

	For the year ended December 31,
Financial income and expenses	2022	2023	2024

Income from cash, cash equivalents and financial assets	1,120	3,614	11,278
Foreign exchange gains	7,541	17,618	13,079
Gain on fair value measurement	-	245	20,009
Other financial income	219	2	41
Financial income	8,880	21,479	44,407
Interest on financial liabilities	(371)	(2,246)	(4,817)
Foreign exchange losses	(1,481)	(13,402)	(5,754)
Loss on fair value measurement	-	(20,813)	(8,366)
Interest on lease liabilities	(3,416)	(3,061)	(2,636)
Other financial expenses	(12,546)	(1,121)	(41)
Financial expenses	(17,815)	(40,642)	(21,614)
Net financial gain (loss)	(8,935)	(19,163)	22,793

Disclosure of Income Tax (Expense or Income)

Tax proof

	For the year ended December 31,
	2022	2023	2024
	$ in thousands
Income (loss) before taxes from continuing operations	(98,601)	(116,464)	(36,761)
Theoretical group tax rate (1)	25.16%	25.12%	25.35%
Theoretical tax benefit (expense)	24,804	29,259	9,318
Increase/decrease in tax benefit arising from:
Permanent differences	(162)	736	(34)
Research tax credit	4,852	1,645	1,612
Share-based compensation & other IFRS adjustments (3)	(987)	(1,134)	4,032
Non recognition of deferred tax assets related to tax losses and temporary differences	(28,557)	(30,876)	(14,928)
Other differences (2)	(38)	-	-
Effective tax expense	(87)	(371)	(0)
Effective tax rate	0.09%	0.32%	0.00%

(1)
The Group’s theoretical tax rate corresponds to the average of the income tax rates of each country in which the Group operates, i.e. for the year ended December 31, 2024 25% for France and 21% for the United States, weighted by the pre-tax income from each country.
(2)
Primarily relates to intercompany transactions between discontinued and continuing operations.
(3)
As of December 31, 2024, this reconciling item consists of the tax effect of permanent differences primarily related to (i) share-based compensation for $(0.8) million, (ii) revenue recognized out of proceeds from the AZ IIA and SIA reallocated to the JRCA (see Note 2.6) for $2.2 million, and (iii) change in fair value of certain financial instruments for $2.6 million.

Disclosure of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities

	For the year ended December 31,
	2022	2023	2024
	$ in thousands
Credits and net operating loss carryforwards	124,263	155,673	160,772
Capitalization of R&D expenses under SEC 174 rule	2,792	4,092	5,052
Pension commitments	597	550	279
Leases liabilities	12,698	11,478	9,459
Revaluations of financial assets	-	15,830	-
Deferred tax assets from other deductible differences	1,452	772	856
Non-recognition of deferred tax assets	(128,448)	(177,001)	(167,026)
Deferred tax assets	13,354	11,392	9,391

Accelerated depreciation of assets for tax purposes	(1,286)	(740)	(94)
Right-of-use assets and other leases-related effects	(11,923)	(10,401)	(8,359)
Deferred tax liabilities from other taxable differences	(145)	(410)	(556)
Deferred tax liabilities	(13,354)	(11,550)	(9,009)

Net deferred tax assets/(liabilities)	-	(158)	382

	For the year ended December 31,
Reflected in the statement of financial position as follows:	2022	2023	2024
	$ in thousands
Deferred tax assets	-	-	382
Deferred tax liabilities	-	(158)	(0)
Net deferred tax assets/(liabilities)	-	(158)	382